U.S. Bank National Association

Exhibit 99.1

Name of Issuing Entity (a)	Check if Registered	Name of Originator (b)	Total Assets in ABS by Originator			Assets that were Subject of Demand (c)			Assets that were Repurchased or Replaced (d)			Assets Pending Repurchase or Replacement (within cure period) (e)			Demand in Dispute (f)			Demand Withdrawn (g)			Demand Rejected (h)			Asset Class	Date Of Formation
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
GNMA BF2985		USBNA	222	$55,524,539.00	100.00%	3	$776,411.20	1.43%	3	$776,411.20	1.43%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	Residential Mortgages- Prime	6/20/2018
GNMA BF2986		USBNA	447	$97,143,657.00	100.00%	1	$158,485.41	0.16%	1	$158,485.41	0.16%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	Residential Mortgages- Prime	6/20/2018
GNMA BF2990		USBNA	20	$4,621,011.00	100.00%	1	$298,059.41	6.93%	1	$298,059.41	6.93%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	Residential Mortgages- Prime	6/20/2018
GNMA BI6026		USBNA	171	$48,344,336.00	100.00%	2	$657,680.78	1.36%	0	$0.00	0.00%	2	$657,680.78	1.36%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	Residential Mortgages- Prime	8/21/2018
GNMA BI6027		USBNA	441	$103,458,570.00	100.00%	2	$776,674.63	0.76%	0	$0.00	0.00%	2	$776,674.63	0.76%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	Residential Mortgages- Prime	8/21/2018
GNMA BI6028		USBNA	442	$107,324,845.00	100.00%	1	$405,304.74	0.38%	0	$0.00	0.00%	1	$405,304.74	0.38%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	Residential Mortgages- Prime	8/21/2018

Grand Total			1,743	$416,416,958.00		10	$3,072,616.17		5	$1,232,956.02		5	$1,839,660.15		0	$0.00		0	$0.00		0	$0.00		Residential Mortgages- Prime

Explanatory Notes

Note: The Government National Mortgage Association (“GNMA”), through its Mortgage-Backed Securities (“MBS”) Programs, guarantees securities that are backed by pools of mortgages and issued by mortgage lenders (issuers) approved by GNMA. U.S. Bank National Association (“USBNA”) is an authorized GNMA issuer. The information reported in this filing includes activity related to repurchase demands for “defective mortgages”, as defined in GNMA’s MBS Guide.

(a)	“Name of Issuing Entity” is GNMA pool number. For multi-issuer pools, only USBNA pool numbers are provided, as USBNA is only responsible for repurchase demands on its own loan pools.

(b)

“Name of Originator” is USBNA. While USBNA may have acquired certain of the loans from correspondents, these loans were underwritten specifically to meet GNMA guidelines and any additional criteria required by USBNA.

(c)	“Asset that were Subject of Demand” includes repurchase demands made on USBNA during the period and includes only new demands.

(d)

“Assets that were Repurchased or Replaced” includes actual repurchases or replacements made by USBNA during the period. The activity may relate to a repurchase demand made during the current period or a previous period.

(e)

“Assets Pending Repurchase or Replacement” includes assets where a repurchase or replacement has not been made, including assets where USBNA has not made a decision to accept or contest a demand; any demands in dispute are excluded.

(f)	“Demand in Dispute” includes assets where a repurchase demand is contested.

(g)	“Demand Withdrawn” includes assets where the party that originally made the repurchase demand has subsequently rescinded or retracted their request.

(h)	“Demand Rejected” includes assets where the repurchase request was not fulfilled because the demand was rejected, including demands outside the cure period and not in dispute.